Interest-bearing loans and borrowings		12 Months Ended
	Aug. 15, 2023	Dec. 31, 2023	Dec. 31, 2021
Financial Instruments [Abstract]
Interest-bearing loans and borrowings	$0.8092	Interest-bearing loans and borrowings

		At December 31,
	Note	2021	2022	2023
		(in thousands)
Current
Convertible debt	14.1	—	—	52,278
Convertible debt embedded derivative	14.1	—	—	3
Unsecured related party loan	14.2	—	—	8,922
Interest-bearing receivables financing	14.3	9,518	7,723	9,544
Total current portion		$9,518	$7,723	$70,747
Non-current
Convertible debt	14.1	$36,373	$43,455	$—
Convertible debt embedded derivative	14.1	10,081	3,203	—
Total non-current portion		$46,454	$46,658	$—
As of December 31, 2023, the Company had no drawn or undrawn committed borrowing or overdraft facilities in place.
Unsecured related party loan
On November 8, 2023, in connection with contemplated acquisition of the Company by Renesas Electronics Corporation ("Renesas") that was in process at the time (subsequently terminated in February 2024), the Company entered into a Security Purchase Agreement with Renesas Electronics America ("Renesas America") whereby Renesas America agreed to the issuance of an unsecured subordinated note (the “Note”) in an aggregate principal amount of $6.0 million, at a stated rate of interest of 9.5% per annum. The principal amount and any accrued interest on the Note is due on the earliest to occur of (i) the written demand by the holder of the Note for repayment after the successful consummation of the offer by Renesas Electronics Europe GmbH, incorporated as a limited liability company under the laws of Germany (Gesellschaft mit beschränkter Haftung—GmbH) and a direct wholly owned subsidiary of Renesas, to acquire all of the Company’s outstanding ordinary shares, nominal value €0.01 per share (“Ordinary Shares”), including Ordinary Shares represented by American Depositary Shares (“ADSs”) and Ordinary Shares issuable upon the exercise or conversion or exchange of any outstanding options, warrants, convertible securities, restricted share awards or rights to purchase, subscribe for, or be allocated Ordinary Shares of the Company, for $0.7575 per Ordinary Share and $3.03 per ADS (the “Tender Offer”), (ii) 90 days after the termination of the Tender Offer (other than by reason of successful completion thereof), (iii) 90 days after the termination of the Memorandum of Understanding (the "MoU), dated as of August 4, 2023, by and between Renesas and the Company, and (iv) the date a Company Termination Fee (as defined in the MoU) is payable under the MoU.
On December 27, 2023, the Company entered into a second Security Purchase Agreement with Renesas America whereby Renesas America agreed to the issuance of a Note in an aggregate principal amount of $3.0 million, at a stated rate of interest of 9.5% per annum.
Interest expense related to the Notes recorded during the year ended December 31, 2023 amounted to $127,000). No repayments of principal occurred during the year ended December 31, 2023.
On February 22, 2024, Renesas notified the Company that Renesas was terminating the MoU due its receipt of an adverse Japanese tax ruling on February 15, 2024 from the National Tax Agency of Japan.
On April 9, 2024, the Company secured a standstill agreements from Renesas. The agreement granted an initial standstill period until April 26, 2024 that may be further extended subject to certain milestones being met. In late April, the Company began discussions to extend the standstill agreement, which are still in process as of April 30, 2024.
Interest-bearing financing of receivables
In June 2014, the Company entered into a factoring agreement with a French financial institution whereby a line of credit was made available equal to 90% of the face value of accounts receivable from product sales to qualifying customers, up to the amount covered by the Company's credit insurance per customer. In July 2017, the Company signed an amendment to the initial agreement to include limited financing of accounts receivable from service sales of $800,000. The Company transfers to the finance company all invoices issued to qualifying customers, and the customers are instructed to settle the invoices directly with the finance company. The Company pays a commission on the face value of the accounts receivable submitted and interest at SOFR 3 months USD +2% which represents approximately a rate of 1.81% on any draw-down of the resulting line of credit. In the event that the customer does not pay the invoice within 60 days of the due date, the receivable is excluded from the line of credit, and recovery becomes the Company’s responsibility. At December 31, 2023, $2,531,000 ($4,732,000 at December 31, 2022 and $5,651,000 at December 31, 2021) had been drawn on the line of credit and recorded as a current borrowing.
In February 2021, the Company entered into an agreement to finance the 2021 research tax credit receivable as it is earned over the year. At December 31, 2021, the amount financed was $3,867,000, recorded as current liabilities and does not include retention of $1,562,000, which was received in 2022 ($1,436,000) and in 2027 ($133,000). After the payment of the retention amount, the interest-bearing financing debt was netted with the research tax credit receivable. The effective interest rate of 6.20% includes expenses related to the financing.
In March 2022, the Company entered into a new agreement to finance the 2022 research tax credit as it is earned over the year. At December 31, 2022, the amount financed was $2,991,000, recorded as current liabilities and does not include retention of $1,249,000, which $360,000 was received in 2023, $780,000 in January 2024 and $109,000 is expected to be received in 2028. The effective interest rate of 5.33% includes expenses related to the financing.
In April 2023, the Company entered into a new agreement to finance the 2023 research tax credit as it is earned over the year. At December 31, 2023, the amount financed was $3,369,000, recorded as current liabilities and does not include retention of $1,531,000, which is expected to be received in 2024 ($1,409,000) and in 2029 ($122,000). The effective interest rate of 14.62% includes expenses related to the financing.
Convertible debt
On April 14, 2015, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C., one of the Company’s shareholders, regarding the issuance and sale of a convertible note in the principal amount of $12 million (the “2015 note”), which note was convertible into the Company’s shares, nominal value €0.02 per share, at a conversion rate of 540.5405 shares for each $1,000 principal amount of the 2015 note, subject to certain adjustments, which equated to an initial conversion price of $1.85 per share. On October 30, 2017, the convertible note was amended to extend the term from April 14, 2018 to April 14, 2019. On September 27, 2018, the convertible note was further amended to extend the term by two years to April 14, 2021, and to decrease the conversion price from $1.85 to $1.70 per share. In addition, the Company issued to Nokomis, for a total subscription price of $1.00, warrants to acquire 1,800,000 shares at an exercise price of $1.70 per share. Such warrants are exercisable at any time and had an expiration date of April 14, 2021.
On April 27, 2016, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. and two other financial institutions (the “Holders”) regarding the issuance and sale of convertible notes in the aggregate principal amount of $7.16 million (the “2016 notes”), which are convertible into the Company’s shares. The initial conversion price of the 2016 notes was $2.7126 per share. On October 30, 2017, the convertible note agreement was amended to extend the term from April 27, 2019 to April 27, 2020. In addition, the conversion price was decreased from $2.71 to $2.25 per share.
On September 27, 2018, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $4.5 million (the "2018 notes") under which the convertible note matures in April 2021 and is subordinated to certain venture debt to be issued by the Company and is convertible, at the holder’s option, into the company’s shares at a conversion rate of $1.70 per share. On September 27, 2018, all of the convertible notes issued in 2015 and convertible notes with a principal amount of $6 million issued in 2016 were amended to allow the convertible notes to be subordinated to certain venture debt to be issued by the Company.
On October 26, 2018, the Company further amended the 2015 note, the 2016 note and the 2018 note with Nokomis to clarify the terms of the subordination of these convertible notes to the Company’s venture debt holder.
On May 7, 2019, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $3.0 million (the "2019-1 notes"). The convertible note matures in April 2021 and is convertible, at the holder’s option, into the Company’s shares at a conversion rate of $1.21 per share.
On August 16, 2019, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. in the principal amount of $5.0 million (the "2019-2 notes"). The convertible note matures in August 2022 and is convertible, at the holder’s option, into the Company’s shares at a conversion rate of $1.03 per share.
Effective February 11, 2020, the Company amended the terms of the convertible note issued April 27, 2016 to Nokomis Capital, L.L.C., to extend the maturity of the note to April 14, 2021. In addition, the conversion price was reduced from $2.25 to $1.225 per ordinary share.
Effective March 20, 2020, the convertible notes issued in April 2015, April 2016, September 2018, May 2019 and August 2019 were amended to grant the Company three options to extend the term of each note, except for the August 2019 which has two options. Each option will give the Company the right to extend the term of such note by one year and consequently reset the conversion price to a 20% premium above the 20-day volume weighted average price (VWAP) if it is lower than the existing conversion price. On the first option exercise, the payment-in-kind interest (PIK) will stay at 7% but the holder will be granted a warrant for 10% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the second option exercise, the PIK will be adjusted to 9.5%, the previous warrants granted on the first option exercise will be extended by one year and the holder will be granted an additional warrant for 15% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the third option exercise, the PIK will be adjusted to 13.5%, and the holder will be granted an additional warrant for 20% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. If at any time, the holder converts a note prior to the date of August 2023, it will receive an extra year’s worth of PIK as a bonus so as to incentivize conversion. In consideration for entering into the amendments, the warrants that Nokomis owns that were scheduled to expire April 2021 were extended to April 2024 upon the signing of the note amendments.
The 2015, 2016, 2018 and 2019 notes (together, “the Nokomis Notes”) are unsecured obligations of the Company. The Nokomis Notes issued in 2015, 2016, 2018 and in May 2019 matured on April 14, 2021, and the 2019-2 Nokomis Note will mature on August 16, 2022, except if the Company exercises its option to extend the term of the notes as provided in the March 20, 2020 amendments. The Company has considered that the options to extend the terms will be exercised and therefore, has included the Nokomis Notes in non-current liabilities on the statement of financial position at December 31, 2020 and 2021. The Nokomis Notes are not redeemable prior to maturity. The accreted principal amounts of the Nokomis Notes are convertible at any time or times on or after the issuance dates until maturity, in whole or in part, subject to certain adjustments for significant corporate events, including certain dilutive issuances, dividends, stock splits and other similar events. Interest accrues on the unconverted portion of the Nokomis Notes at the rate of 7% per year (unless the above options are exercised), and is paid in kind annually on the anniversaries of the issuance of the Nokomis Notes. The Nokomis Notes also provide for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on the Nokomis Notes to become or to be declared due and payable.
In the event of a recapitalization, reorganization, reclassification, consolidation, merger, sale of all or substantially all of the Company’s assets or other transaction, which in each case results in the Company’s shareholders receiving stock, securities or assets with respect to or in exchange for their ADSs or ordinary shares, the holders shall elect, at their option, either (a) to require the Company to repurchase for cash the entire accreted principal amount of the Nokomis Notes or (b) to convert the Nokomis Notes in their entirety.
The Nokomis Notes contain customary ongoing covenants of the Company. In addition, the Nokomis Notes provide that the Company will not grant a consensual security interest or pledge its personal property assets to a third-party lender (with certain limited exceptions) during the time that the notes are outstanding. Any amendment or waiver of the terms of the Notes requires the affirmative consent of the holders.
On January 13, 2021, January 17, 2021 and February 12, 2021, Nokomis Capital, L.L.C, converted portions of the convertible note issued in 2015 with a total principal value of $7,750,000 plus accrued interest and conversion bonus of $4,536,438, into a total of 7,227,308 ordinary shares. The recalculated fair value of the embedded derivatives related to the note at the conversion dates was $6,534,000 and the change of the fair value amounted to a loss of $3,269,000. The difference between the capital increase, the liability component and the fair value of the embedded option has been recorded in Other Capital Reserves in shareholders’ equity for an amount of $5,386,000.
On April 9, 2021, the Company entered into a convertible note agreement with Lynrock Lake Master Fund LP in the principal amount of $40.0 million (the "Lynrock Lake Note"). The Lynrock Lake Note matures in April 2024 and is convertible, at the holder’s option, into the Company’s shares at a conversion rate of $1.915 per share (representing $7.66 per ADS), subject to a 9.9% ownership limit for Lynrock Lake. The Lynrock Lake Note earns interest annually at an interest rate of 5.0625% for cash payments or 6% for payment in kind accruals. The Company retains an option to call the Lynrock Lake Note under certain circumstances after 12 months, either in full or in part. If a change of control occurs at any time prior to the payment of the note in full, Lynrock Lake Master Fund LP shall have the right, in its sole discretion, to require the Company to convert or redeem all of the outstanding principal amount (including accrued interest and unpaid interest). In the event that the note is not converted and the Company does not repay the amount due on the maturity date, the interest rate automatically increases to 8% beginning April 10, 2024.
The Lynrock Lake Note was accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and
•An embedded derivative, which reflects the value of the conversion option.
The initial fair value of the notes was split between these two components.
The fair value of the liability component on the issuance date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 20.89% as the market rate of interest in order to value the liability components of the note on issuance. The embedded derivative of the Lynrock Lake Note was valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. On April 9, 2021, the initial fair value of the embedded derivative of the notes was calculated to be $12,713,000 The change in fair value is remeasured and recorded as financial income or loss at each Statement of Financial Position date.
On April 14, 2021, the Company repaid the remaining amount of the Nokomis Notes that were due on April 14 (Nokomis Notes issued in April 2015 and in September 2018) with accrued paid-in-kind interest of 7%. $6,378,104 was repaid for the April 2015 convertible note ($4,250,000 in principal and $2,128,000 as accrued interest) and $5,346,699 ($4,500,000 in principal and $847,000 as accrued interest) for the September 2018 convertible note. The recalculated fair value of the embedded derivatives at the repayment date was $4,645,000 and was recorded as financial income in the Consolidated Statement of Operations and the change of the fair value amounted to a loss of $934,000.
On August 15, 2022, the Nokomis Note issued in August 2019 arrived at maturity and the Company elected to exercise the first option of the amendment signed on March 20, 2020, to extend the maturity to August 16, 2023 in exchange for the issuance of 594,680 warrants (148,670 ADSs) to Nokomis at an exercise price of $1.03 per warrant ($4.12 per ADS). The expiration date of these warrants is August 15, 2025. In accordance with Article II of the amendment, the interest rate on the note increased to 9.5% per annum effective August 15, 2022. Conversion price of the debt is unchanged. This resulted in the extinguishment of the existing note and issuance of a new note for accounting purposes. The amended debt was accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and
•An embedded derivative, which reflects the value of the conversion option.
The value of the liability component at the extension date was $6,125,000. The fair value of the new liability component represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 23.2% as the market rate of interest in order to value the liability components for an amount of $5,454,000. The change in the liability component before and after the extension and the fair value of the warrants granted was recorded for a gain of $476,000 in the Consolidated Statement of Operations in “Convertible debt amendments. The fair value of the embedded derivative of the note was calculated at the extinguishment date and the change in fair value of $343,000 was recorded as financial expenses in the Consolidated Statement of Operations.
On August 15, 2023, the Nokomis Note issued in August 2019 arrived at maturity and the Company elected to exercise the second option of the amendment signed on March 20, 2020, to extend the maturity to August 16, 2024 in exchange for the issuance of 1,244,820 warrants (311,205 ADSs) to Nokomis at an exercise price of $0.8092 per warrant ($3.2328 per ADS). The expiration date of these warrants is August 15, 2026. In accordance with Article II of the amendment, the interest rate on the note increased to 13.5% per annum effective August 15, 2023. Conversion price of the debt is unchanged. This resulted in the extinguishment of the existing note and issuance of a new note for accounting purposes. The amended debt was accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and
•An embedded derivative, which reflects the value of the conversion option.
On April 9, 2024, the Company secured standstill agreements from both convertible debt holders. The agreements granted an initial standstill period until April 26, 2024 that may be further extended subject to certain milestones being met. In late April, the Company began discussions to extend the standstill agreements, which are still in process as of April 30, 2024.
The value of the liability component at the extension date was $6,707,000. The fair value of the new liability component represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 21.9% as the market rate of interest in order to value the liability components for an amount of $6,378,000. The change in the liability component before and after the extension and the fair value of the warrants granted was recorded for a gain of $247,000 in the Consolidated Statement of Operations in “Convertible debt amendments. The fair value of the embedded derivative of the note was calculated at the extinguishment date and the change in fair value of $421,000 was recorded as financial expenses in the Consolidated Statement of Operations.
At December 31, 2023, the recalculated fair value of the remaining Nokomis Note and the Lynrock Lake Note embedded derivatives was a total of $3,000 ($3,203,000 and $10,081,000 at December 31, 2022 and 2021 respectively) and the change of the fair value of $3,200,000 for the year ended December 31, 2023 ($6,878,000 and $3,848,000 for the years ended December 31, 2022 and 2021, respectively) was recorded in the Consolidated Statement of Operations.
The conversion rates of the convertible notes outstanding as of December 31, 2023, are as follows:

	Conversion rate per share	Conversion rate per ADS
2019-2 Nokomis Note	$0.8082	$3.23
2021 Lynrock Lake Note	$1.915	$7.66